15. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

NOTE 15. STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of one or more series of Preferred Stock, par value of $0.0001 per share. The Board of Directors may, without stockholder approval, determine the dividend rates, redemption prices, preferences on liquidation or dissolution, conversion rights, voting rights, and any other preferences.

Series A Preferred Stock

In April 2018, the Company issued 60,000 shares of its Series A Convertible Preferred Stock for $1.00 per share to certain investors who then became members of management and the board of directors. Each share of Series A Convertible Preferred Stock is convertible into 1,250 shares of Common Stock and vote on an as-converted basis. The rights and designations of these Preferred Shares include the following:

•	entitles the holder thereof to 1,250 votes on all matters submitted to a vote of the shareholders:

•	The holders of outstanding Series A Convertible Preferred Stock shall only be entitled to receive dividends upon declaration by the Board of Directors of a dividend payable on the Company’s Common Stock, whereupon the holders of the Series A Convertible Preferred Stock shall receive a dividend on the number of shares of Common Stock into which each share of Series A Convertible Preferred Stock is convertible;

•	Each Series A Preferred Share is convertible into 1,250 shares of Common Stock;

•	not redeemable.

The beneficial conversion (“BCF”) feature attributed to the purchase of Preferred Stock was deemed to have no value on the date of purchase because there was no public trading market for the Convertible Preferred Stock, and none is expected to develop in the future. Therefore, the BCF related to the Preferred Shares was considered to have no value on the date of issuance.

There were 60,000 shares of Series A Preferred Stock issued and outstanding as of September 30, 2020, and December 31, 2019, respectively.

Series B Preferred Stock / Common Stock

In February 2019, the Company commenced an offering of up to $3 million in principal amount of Units at a price of $1.00 per Unit, each Unit consisting of one share of Series “B” Convertible Preferred Stock, each Convertible Preferred Share convertible into one share of the Company’s Common Stock at the election of the holder and one Common Stock Purchase Warrant exercisable to purchase one share of Common Stock at an exercise price of $2.00 per share, which offering is to be offered only to “accredited investors,” as that term is defined in Rule 501 of Regulation D. This Offering was closed at the end of August 2019. As of September 30, 2020, the Company had accepted $475,000 in subscriptions in this offering.

There were 475,000 shares of Series B Convertible Preferred Stock issued and outstanding as of September 30, 2020, and December 31, 2019, respectively.

The Company is authorized to issue 300,000,000 shares of Common Stock, par value $0.0001 per share. As of September 30, 2020, and December 31, 2019, 42,654,399 and 36,486,999 shares of Common Stock were issued and outstanding, respectively.

In January 2019, the Company closed a private offering of 12% Convertible Debentures where it accepted subscriptions in the aggregate amount of $2,072,000 from 35 accredited investors, as that term is defined in Rule 501 of Regulation D. Each Convertible Debenture is convertible into shares of common stock at the lesser of $0.40 or 50% of the closing market price on the date a business combination valued at greater than $5,000,000 is completed., The Company used the proceeds from this offering for the purchase of AMS, as well as working capital, including costs associated with the preparation of over three years of reports that had not been filed with the SEC. During the three-month period ended June 30, 2019, the Company entered into a Qualified Financing with its minority purchase of GN stock and warrants described in Note 4 “Investment.” As a result on June 30, 2019, the convertible notes amounting to $2,072,000 along with $130,212 of accrued interest were converted, pursuant to the automatic conversion terms described above, to equity at a price of $0.40 per share, or a total of 5,505,530 shares.

Unit Offering

On July 8, 2019, the Company commenced a private offering of Units at a price of $50,000 per Unit, each Unit consisting of 50,000 shares of the Company’s Common Stock and one $50,000 unsecured Convertible Note (“Unit Convertible Note”), which mature in one year from the date of issuance and accrue interest at 5% per annum. These Unit Convertible Notes are convertible into one share of the Company’s Common stock at a conversion price of $1.00 per share. During the three months ended September 30, 2019, the Company issued $1,200,000 in Unit Convertible Notes to two accredited investors. Since the Company’s stock price exceeded the conversion feature of the Unit convertible Notes and was immediately exercisable, the Company recorded a beneficial conversion feature (“BCF”) and expense of $1,200,000 which was charged to interest expense with an offset to paid-in capital.

Additionally, 1.2 million shares of Common Stock were issued in connection with the sale of the Units which were valued at $2,598,000. The excess above the $1,200,000 face value of the Unit Convertible Notes or, $1,398,000 was charged to interest expense with an offset to paid-in capital. The remaining $1,200,000 was recorded as a Note discount of $1,200,000 to be amortized over one year at the rate of $100,000 per month. $200,000 in interest expense related to this discount was recorded during the three months ended September 30, 2019.

Shares Issued in Connection with the Assignment Agreement with Great Northern Ltd

On September 28, 2018, Great Northern Cannabis, Ltd (“GN”), entered a Letter of Intent with P2P Green Power Energy Solutions and certain individuals to acquire all of the issued and outstanding shares of AMS. On October 10, 2018, the Company entered into an Assignment and Assumption Agreement (“the AA Agreement”) with GN. Under the terms of the AA Agreement, the Company essentially purchased the right to acquire AMS from GN for the following consideration:

•	A refundable payment of CAD $200,000
•	An accountable reimbursement of GN expenses and fees related to the AMS acquisition not to exceed CAD $300,000
•	In the event that we didn’t enter into a management agreement with GN post-closing, we agreed to issue GN, 2,500,000 shares of our Common Stock trading under symbol “CPMD”

All of the above consideration was expressly contingent upon the closing of the AMS acquisition which was consummated by the Company on December 31, 2019. The payments of $200,000 and $300,000 were made to GN. On August 30, 2019, the parties determined that no management agreement had been entered into so the Company issued 2,500,000 shares to GN valued at $5,800,000 as required pursuant to the Agreement. Under the guidelines of ASC 805, Business Combinations, since we disclosed that the AMS transaction was complete, the goodwill re-measurement period ended and therefore we could not adjust goodwill for this transaction. As a result, we recorded an acquisition expense on the Company’s income statement for $5,800,000.

Shares Reserved for Issuance

As of September 30, 2020, the Company had 82,435,087 Common Shares reserved for issuance. These shares are comprised of 75,000,000 Common Shares issuable upon the conversion of the Series A Preferred Stock; 475,000 Common Shares issuable upon the conversion of Series B Preferred Stock; 750,000 Common Shares upon the exercise of stock options, 4,640,337 shares issuable upon a conversion of the convertible notes, and 2,319,750 Common Shares issuable upon the exercise of warrants. None of these shares were used in the calculation of earnings per share because their inclusion would be anti-dilutive since the Company is operating at a loss. There are no assurances that the conversion rights will be utilized or that the options or the warrants will be exercised.

Stock Options

During the period ended September 30, 2020, and December 31, 2019, the Company did not record any stock-based compensation expense related to stock options. As of September 30, 2020, options were outstanding to purchase 750,000 shares of the Company’s Common Stock at an exercise price of $1.00 per share. These stock options expire on November 1, 2024.

Stock Purchase Warrants

The following table reflects all outstanding and exercisable warrants on September 30, 2020, and December 31, 2019:

	Number of Warrants Outstanding (a)	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Warrants outstanding, January 1, 2018	–	$–	–
Warrants issued	350,000	0.57	2.50
Warrants exercised	–	–	–
Warrant forfeited	–	–	–
Warrants outstanding, December 31, 2018	350,000	$0.57	1.12
Warrants issued (a)	1,519,750	$1.01	1.59
Warrants outstanding December 31, 2019	1,869,750	$0.92	1.80
Warrants exercised	(25,000)	–	–
Warrants outstanding September 30, 2020	1,844,750	$0.92	1.50

Stock purchase warrants are exercisable for a period of two-five years from the date of issuance.

(a) The number of warrants reflected in this table does not include 475,000 warrants that were issued at various times during 2019 in connection with the issuance of the Company’s Series B Preferred stock. These warrants are exercisable for a period of three years at a strike price of $2.00 per share. The Company accounts for warrants issued to purchase shares of its common stock or preferred stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Therefore, no stock-based compensation expense was recorded for the issuance of these 475,000 warrants.

The value of the stock purchase warrants for the periods ended September 30, 2020, and December 31, 2019, was determined using the following Black-Scholes methodology:

Expected dividend yield (1)	0.00%
Risk-free interest rate range (2)	1.75 - 2.91%
Volatility range (3)	1.23% - 442.92%
Expected life (in years)	2.00 - 5.00

_____________

(1)	The Company has no history or expectation of paying cash dividends on its Common Stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company’s Common Stock is based on trading activity for the previous three year period ended at each stock purchase warrant contract date.

During the three-month periods ended September 30, 2020 and 2019, the Company recorded $204,579 and $199,035, respectively, in stock-based compensation. During the nine-month period ended September 30, 2020 and 2019, the Company recorded 617,758 and 521,704 in stock-based compensation.

NOTE 15.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of one or more series of Preferred Stock, par value of $0.0001 per share. The Board of Directors may, without stockholder approval, determine the dividend rates, redemption prices, preferences on liquidation or dissolution, conversion rights, voting rights, and any other preferences.

Series A Preferred Stock

In April 2018, the Company issued 60,000 shares of its Series A Convertible Preferred Stock at a price of $1.00 per share to certain investors who then became members of the board of directors. Each share of Series A Convertible Preferred Stock is convertible into 1,250 shares of Common Stock and vote on an as-converted basis. The rights and designations of these Preferred Shares include the following:

•	entitles the holder thereof to 1,250 votes on all matters submitted to a vote of the shareholders;

•	The holders of outstanding Series A Convertible Preferred Stock shall only be entitled to receive dividends upon declaration by the Board of Directors of a dividend payable on the Company’s Common Stock, whereupon the holders of the Series A Convertible Preferred Stock shall receive a dividend on the number of shares of Common Stock into which each share of Series A Convertible Preferred Stock is convertible;

•	Each Series A Preferred Share is convertible into 1,250 shares of Common Stock;

•	not redeemable.

The beneficial conversion (“BCF”) feature attributed to the purchase of Preferred Stock was deemed to have no value on the date of purchase for the following reasons:

➢	There was no public trading market for the Convertible Preferred Stock, and none is expected to develop in the future.

➢	Any shares of Common Stock underlying the Preferred Stock to be issued upon conversion would not be eligible for any exemption from registration pursuant to Rule 144 for a period of one (1) year from the date which the Company ceases being deemed a shell company.

➢	Currently, there is a very limited trading market for the Company's Common Stock.

➢	The Company had no business activity for the prior twenty-four (24) month period;

➢	The Company has limited assets and substantial liabilities.

Therefore, the BCF related to the Preferred Shares was considered to have no value on the date of issuance.

There were 60,000 shares of Series A Preferred Stock issued and outstanding as of December 31, 2019, and December 31, 2018, respectively.

Series B Preferred Stock / Common Stock

In February 2019, the Company commenced an offering of up to $3 million in principal amount of Units at $1.00 per Unit, each Unit consisting of one share of Series “B” Convertible Preferred Stock, each Convertible Preferred Share convertible into one share of the Company’s Common Stock at the election of the holder and one Common Stock Purchase Warrant exercisable to purchase one share of Common Stock at an exercise price of $2.00 per share, which offering was offered only to “accredited investors,” as that term is defined in Rule 501 of Regulation D. This Offering was closed at the end of August 2019. As of December 31, 2019, the Company had accepted $475,000 in subscriptions in this Offering.

There were 475,000 and -0- shares of Series B Convertible Preferred Stock issued and outstanding as of December 31, 2019, and December 31, 2018, respectively.

The Company is authorized to issue 300,000,000 shares of Common Stock, par value $0.0001 per share. As of December 31, 2019, and December 31, 2018, 36,486,999 and 18,942,506 shares of Common Stock were issued and outstanding, respectively.

In January 2019, the Company closed a private offering of 12% Convertible Debentures where it accepted subscriptions in the aggregate amount of $2,072,000 from 35 accredited investors, as that term is defined in Rule 501 of Regulation D. Each Convertible Debenture is convertible into shares of Common Stock at the lesser of $0.40 or 50% of the closing market price on the date a business combination valued at greater than $5,000,000 is completed., The Company used the proceeds from this Offering for the purchase of AMS, as well as working capital, including costs associated with the preparation of over three years of reports that had not been filed with the SEC. During the three month period ended March 31, 2019, the Company entered into a Qualified Financing with its minority purchase of GN stock and warrants described in Note 4 “Investment”. As a result on March 31, 2019, the convertible notes amounting to $2,072,000 along with $130,212 of accrued interest were converted, pursuant to the automatic conversion terms described above, to equity at a price of $0.40 per share, or a total of 5,505,530 shares.

Unit Offering

On July 8, 2019, the Company commenced a private offering of Units at a price of $50,000 per Unit, each Unit consisting of 50,000 shares of the Company’s Common Stock and one $50,000 unsecured Convertible Note (“a Convertible Note”), which mature in one year from the date of issuance and accrue interest at 5% per annum. These Convertible Notes are convertible into one share of the Company’s Common Stock at a conversion price of $1.00 per share. During the year ended December 31, 2019, the Company issued 31 Units, including $1,550,000 in Convertible Notes to six accredited investors. Since the Company’s stock price exceeded the conversion feature of the Unit convertible Notes and was immediately exercisable, the Company recorded a beneficial conversion feature (“BCF”) and expense of $1,550,000 which was charged to interest expense with an offset to paid-in capital.

Additionally, 1.55 million shares of Common Stock were issued in connection with the sale of the Units which were valued at $5,075,000. The excess above the $1,550,000 face value of the Convertible Notes or, $3,535,000 was charged to interest expense with an offset to paid-in capital. The remaining $1,550,000 was recorded as a Note discount of $1,550,000 to be amortized over a one year period. $552,602 in interest expense related to this discount was recorded during the year ended December 31, 2019.

Shares Issued in Connection with the Assignment Agreement with Great Northern Ltd

On September 28, 2018, Great Northern Cannabis, Ltd (“GN”), entered a Letter of Intent with P2P Green Power Energy Solutions and certain individuals to acquire all of the issued and outstanding shares of AMS. On October 10, 2018, the Company entered into an Assignment and Assumption Agreement (“the AA Agreement”) with GN. Under the terms of the AA Agreement, the Company essentially purchased the right to acquire AMS from GN for the following consideration:

•	A refundable payment of CAD $200,000

•	An accountable reimbursement of GN expenses and fees related to the AMS acquisition not to exceed CAD $300,000

•	In the event that we didn’t enter into a management agreement with GN post-closing, we agreed to issue GN, 2,500,000 shares of our Common Stock trading under symbol CPMD

All of the above consideration was expressly contingent upon the closing of the AMS acquisition which was in fact consummated by the Company on December 31, 2018. The payments of $200,000 and $300,000 were made to GN. On August 30, 2019, the parties determined that no management agreement had been entered into so the Company issued 2,500,000 shares to GN valued at $5,800,000 as required pursuant to the Agreement. Under the guidelines of ASC 805, Business Combinations, since we disclosed that the AMS transaction was complete, the goodwill re-measurement period ended and therefore we could not adjust goodwill for this transaction. As a result, we recorded an acquisition expense on the Company’s income statement for $5,800,000.

Shares Reserved for Issuance

As of December 31, 2019, the Company had 80,124,750 Common Shares reserved for issuance. These shares are comprised of 75,000,000 Common Shares issuable upon the conversion of the Series A Preferred Stock; 475,000 Common Shares issuable upon the conversion of Series B Preferred Stock; 750,000 Common Shares upon the exercise of stock options, 1,550,000 shares issuable upon a conversion of the Convertible Notes and 2,344,750 Common Shares issuable upon the exercise of warrants. None of these shares were used in the calculation of earnings per share because their inclusion would be anti-dilutive since the Company is operating at a loss. There are no assurances that the conversion rights will be utilized or that the options or the warrants will be exercised.

Stock Options

During the year ended December 31, 2019, and December 31, 2018, the Company did not record any stock-based compensation expense related to stock options. As of December 31, 2019 the only option outstanding was held by a former officer who had 750,000 vested options to purchase 750,000 shares of the Company’s Common Stock at an exercise price of $1.00 per share. This stock option expires on November 1, 2024.

Stock Purchase Warrants

The following table reflects all outstanding and exercisable warrants on December 31, 2019, and December 31, 2018:

	Number of Warrants Outstanding (a)	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)

Warrants outstanding, January 1, 2018	–	–	–
Warrants issued	350,000	$0.57	–
Warrants outstanding, December 31, 2018	350,000	$0.57	1.87
Warrants issued (a)	1,519,750	$1.01	2.34
Warrants outstanding December 31, 2019	1,869,750	$0.93	2.25

Stock purchase warrants are exercisable for a period of two-five years from the date of issuance.

(a)	The number of warrants reflected in this table does not include 475,000 warrants that were issued at various times during 2019 in connection with the issuance of the Company’s Series B Preferred stock. These warrants are exercisable for a period of three years at a strike price of $2.00 per share. The Company accounts for warrants issued to purchase shares of its common stock or preferred stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Therefore no stock-based compensation expense was recorded for the issuance of these 475,000 warrants.

The value of the stock purchase warrants for the periods ended December 31, 2019, and December 31, 2018, was determined using the following Black-Scholes methodology:

Expected dividend yield (1)	0.00%
Risk-free interest rate range (2)	1.75 - 2.91%
Volatility range (3)	1.23% - 442.92%
Expected life (in years)	2.00 - 5.00

______________

(1)	The Company has no history or expectation of paying cash dividends on its Common Stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company’s Common Stock is based on trading activity for the previous three year period ended at each stock purchase warrant contract date.